Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 118,768	¥ 98,073
Real Estate Collateral Dependent Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	39,866	60,564
Investment in Operating Leases and Other Operating Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	60,665	21,960
Land And Buildings Undeveloped Or Under Construction
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	18,237	11,845
Certain investment in affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis		3,704
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 1 | Real Estate Collateral Dependent Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 1 | Investment in Operating Leases and Other Operating Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 1 | Land And Buildings Undeveloped Or Under Construction
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 1 | Certain investment in affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 2 | Real Estate Collateral Dependent Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 2 | Investment in Operating Leases and Other Operating Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 2 | Land And Buildings Undeveloped Or Under Construction
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 2 | Certain investment in affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis		0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	118,768	98,073
Level 3 | Real Estate Collateral Dependent Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	39,866	60,564
Level 3 | Investment in Operating Leases and Other Operating Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	60,665	21,960
Level 3 | Land And Buildings Undeveloped Or Under Construction
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	18,237	11,845
Level 3 | Certain investment in affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis		¥ 3,704